UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             August 12, 2003

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-6788                    Rexford Management, Inc.

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $88,897


List of Other Included Managers:

      No.      Form 13F File Number        Name

      01       28-6788                     Rexford Management, Inc.

      03       28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

AT&T Wireless Services Inc             Com        00209A106    2,475   301,500   Sh        Defined      01,03     301,500   0    0
Allen Telecom Inc                      Com        018091108    1,954   118,300   Sh        Defined      01,03     118,300   0    0
Biogen Inc                             Com        090597105    4,032   106,200   Sh        Defined      01,03     106,200   0    0
Clayton Homes Inc                      Com        184190106    4,217   336,000   Sh        Defined      01,03     336,000   0    0
Comcast Corp New                    Cl A Spl      20030N200      733    25,300   Sh        Defined      01,03      25,300   0    0
Concord EFS Inc                        Com        206197105    3,054   207,500   Sh        Defined      01,03     207,500   0    0
Cox Communications Inc.               Cl A        224044107    2,424    76,000   Sh        Defined      01,03      76,000   0    0
J D Edwards & Co                       Com        281667105    4,646   324,674   Sh        Defined      01,03     324,674   0    0
Enzon Pharmaceuticals Inc              Com        293904108    6,056   482,544   Sh        Defined      01,03     482,544   0    0
Expedia Inc                           Cl A        302125109   22,141   290,793   Sh        Defined      01,03     290,793   0    0
FEI Co                                 Com        30241L109    1,295    68,974   Sh        Defined      01,03      68,974   0    0
Hispanic Broadcasting Corp            Cl A        43357B104   25,618 1,006,600   Sh        Defined      01,03   1,006,600   0    0
Quintiles Transnational Corp           Com        748767100    2,621   184,929   Sh        Defined      01,03     184,929   0    0
Sports Authority Inc                   Com        849176102    2,301   215,000   Sh        Defined      01,03     215,000   0    0
Veridian Corp                          Com        92342R203    5,185   148,600   Sh        Defined      01,03     148,600   0    0
Wiltel Communications Group Inc        Com        972487102      145     9,712   Sh        Defined      01,03       9,712   0    0